Pension benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan [Line Items]
Pension Contributions	$ 1.6	$ 1.8	$ 2.3
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	132	120
Contributions expected to be paid [Abstract]
2014	19
2015	22
2016	23
2017	24
2018	24
2019-2023	137
Total payments expected during the next 10 years	249
Defined Benefit Pension Plan
Effect of formerly SFAS No. 158 on the consolidated balance sheet [Abstract]
Non-current liabilities	58	50
Deferred tax	(16)	(14)
Shareholders equity	42	36
Annual pension cost [Abstract]
Service cost	14	12	9
Interest cost on prior years' benefit obligation	7	5	5
Gross pension cost for the year	21	17	14
Expected return on plan assets	(4)	(5)	(5)
Administration charges	0	0	0
Net pension cost for the year	17	12	9
Social security cost	2	2	1
Amortization of actuarial gains/losses	2	0	0
Impact of settlement/curtailment funded status	(2)	(4)	0
Total net pension cost	19	10	10
The funded status of the defined benefit plan [Abstract]
Projected benefit obligations at end of period	180	171	128
Plan assets at market value	(129)	(122)	(91)
Accrued pension liability exclusive social security	51	49
Social security related to pension obligations	7	6
Accrued pension liabilities	58	55
Change in benefit obligations [Roll Forward]
Benefit obligations at beginning of year	171	128
Interest cost	7	5	5
Service cost	14	12	9
Benefits paid	(2)	(2)
Change in unrecognized actuarial gain	13	22
Foreign currency translations	(15)	11
Acquisition/transfer members	(8)	(5)
Benefit obligations at end of year	180	171	128
Change in pension plan assets [Roll Forward]
Fair value of plan assets at beginning of year	122	91
Estimated return	5	5
Contribution by employer	19	28
Administration charges	0	0	0
Benefits paid	(2)	(2)
Change in unrecognized actuarial loss	0	(6)
Foreign currency translations	(10)	8
Acquisition/transfer members	(5)	(2)
Fair value of plan assets at end of year	$ 129	$ 122	$ 91
Assumptions used in calculation of pension obligations [Abstract]
Rate of compensation increase at the end of year (in hundredths)	3.75%	3.50%	4.00%
Discount rate at the end of year (in hundredths)	4.00%	4.20%	3.90%
Prescribed pension index factor (in hundredths)	1.40%	1.40%	1.10%
Expected return on plan assets for the year (in hundredths)	4.40%	4.00%	4.80%
Employee turnover (in hundredths)	4.00%	3.50%	4.00%
Expected increases in Social Security Base (in hundredths)	3.50%	3.25%	3.75%
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	100.00%	100.00%
Defined Benefit Pension Plan | Equity Securities
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	4.20%	9.20%
Defined Benefit Pension Plan | Debt Securities
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	55.70%	52.40%
Defined Benefit Pension Plan | Real Estate
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	13.90%	18.30%
Defined Benefit Pension Plan | Money Market
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	24.70%	18.30%
Defined Benefit Pension Plan | Other
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	1.50%	1.90%
Defined Benefit Pension Plan | Onshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundredths)	66.00%
Retirement age	67 years
Retirement pension cap (in hundredths)	66.00%
Multiple of base	12
Retirement age to receive pre-retirement pension	62 years
Defined Benefit Pension Plan | Offshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundredths)	60.00%
Retirement age	67 years
Defined Benefit Pension Plan | Offshore Employees, Mobile Units
Defined Benefit Plan Disclosure [Line Items]
Retirement age to receive pre-retirement pension	60 years
Defined Contribution Plan | Minimum
Defined Contribution Plan [Line Items]
Employee contribution (in hundredths)	5.00%
Defined Contribution Plan | Maximum
Defined Contribution Plan [Line Items]
Employee contribution (in hundredths)	8.00%